Research and Development - Summary of Research and Development Costs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Material income and expense [abstract]
Research and development expenditures incurred during the reporting period	¥ 804,025	¥ 780,065	¥ 821,478
Amount capitalized	(159,174)	(201,889)	(192,397)
Amortization and impairment losses of capitalized development costs	142,205	160,718	175,042
Total	¥ 787,056	¥ 738,894	¥ 804,123